13. Goodwill	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

13.	Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2018 and 2017 were as follows:

Balance as of December 31, 2016	$–
Acquisition of Heliostixio	683
Balance as of December 31, 2017	$683
Foreign Currency translation difference	(32)
Balance as of December 31, 2018	$651

The Goodwill of $651 as of December 31, 2018 was from the acquisition of Heliostixio in December 2017 (see Note 5 Business Acquisitions). The impairment provision for goodwill was $nil, $nil and $65,223 for the years ended December 31, 2018, 2017 and 2016.